Schwab Capital Trust
Laudus International MarketMasters Fund™

Portfolio Holdings as of January 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Common Stock 94.1% of net assets

Argentina 1.1%
Globant S.A. *	4,358	836,736
MercadoLibre, Inc. *	8,372	14,898,058
		15,734,794

Australia 4.3%
Altium Ltd.	79,580	1,855,241
AMP Ltd.	1,993,775	2,248,879
Aristocrat Leisure Ltd.	77,266	1,820,219
Atlassian Corp. plc, Class A *	9,017	2,084,099
Brambles Ltd.	243,700	1,960,843
carsales.com Ltd.	150,694	2,246,563
Centuria Office REIT	1,456,690	2,166,493
Charter Hall Retail REIT	1,685,937	4,552,991
Costa Group Holdings Ltd.	598,374	1,783,478
Goodman Group	77,417	1,041,799
Inghams Group Ltd.	1,315,298	3,299,576
InvoCare Ltd.	117,550	998,056
Kogan.com Ltd.	202,919	2,770,055
National Storage REIT	2,009,594	2,921,553
NEXTDC Ltd. *	501,435	4,415,278
Nickel Mines Ltd.	1,543,199	1,481,644
Orica Ltd.	292,488	3,395,103
Pact Group Holdings Ltd.	619,668	1,131,945
Pro Medicus Ltd.	14,867	483,147
Redbubble Ltd *	378,199	1,918,235
Seven Group Holdings Ltd.	338,383	5,754,267
Shopping Centres Australasia Property Group	2,295,099	4,058,415
Technology One Ltd.	437,095	2,870,446
Temple & Webster Group Ltd. *	225,137	1,951,638
		59,209,963

Belgium 0.5%
Anheuser-Busch InBev S.A./N.V.	40,600	2,548,570
Melexis N.V.	26,745	2,989,754
Warehouses De Pauw CVA	18,654	669,780
		6,208,104

Brazil 1.0%
B3 S.A. - Brasil Bolsa Balcao	121,100	1,323,570
Duratex S.A.	589,500	2,140,835
Locaweb Servicos de Internet S.A.	199,300	3,723,443
Magazine Luiza S.A.	269,600	1,245,164
Movida Participacoes S.A.	493,700	1,703,596
Notre Dame Intermedica Participacoes S.A.	51,500	889,489
Pet Center Comercio e Participacoes S.A. *	657,619	2,584,130
		13,610,227

Security	Number of Shares	Value ($)
Canada 5.4%
Alamos Gold, Inc., Class A	366,024	2,928,192
Boralex, Inc., Class A	135,479	5,315,333
BRP, Inc.	53,922	3,549,259
CAE, Inc.	213,733	4,828,736
Canada Goose Holdings, Inc. *	53,026	1,773,546
Canadian National Railway Co.	38,681	3,917,860
Cenovus Energy, Inc.	636,225	3,756,402
Element Fleet Management Corp.	371,236	3,448,902
Enghouse Systems Ltd.	9,298	426,963
FirstService Corp.	14,311	1,954,913
Innergex Renewable Energy, Inc.	390,894	8,962,668
Kinaxis, Inc. *	14,802	2,054,743
Lululemon Athletica, Inc. *	7,796	2,562,389
Nuvei Corp. *	63,538	3,335,745
Open Text Corp.	64,700	2,898,155
Parex Resources, Inc. *	107,917	1,632,996
Restaurant Brands International, Inc.	21,200	1,223,240
Ritchie Bros. Auctioneers, Inc.	40,370	2,383,843
Shopify, Inc., Class A *	738	810,759
Spin Master Corp. *	112,007	2,382,475
TFI International, Inc.	80,020	5,315,268
The Descartes Systems Group, Inc. *	37,806	2,305,464
Toromont Industries Ltd.	7,040	472,582
WSP Global, Inc.	76,892	7,161,554
		75,401,987

China 8.3%
21Vianet Group, Inc. ADR *	36,184	1,365,222
A-Living Smart City Services Co., Ltd., H Shares	100,250	435,396
Aier Eye Hospital Group Co., Ltd., A Shares	140,780	1,714,850
Airtac International Group	121,000	4,305,076
AK Medical Holdings Ltd.	116,000	208,037
Alibaba Group Holding Ltd. *	238,432	7,566,521
Alibaba Group Holding Ltd. ADR *	29,705	7,540,020
Centre Testing International Group Co., Ltd., A Shares	314,100	1,432,961
Chacha Food Co. Ltd, A Shares	64,951	626,128
China Lesso Group Holdings Ltd.	1,266,000	2,100,254
China Yongda Automobiles Services Holdings Ltd.	3,886,000	5,438,192
Country Garden Services Holdings Co., Ltd.	235,000	1,909,994
Foshan Haitian Flavouring & Food Co., Ltd., A Shares	45,960	1,401,086
Hangzhou Tigermed Consulting Co., Ltd., A Shares	68,500	1,774,447
JD.com, Inc. *	60,300	2,674,054
Kingsoft Cloud Holdings Ltd. ADR *	111,985	5,629,486
Kweichow Moutai Co., Ltd., A Shares	7,300	2,390,930
Li Ning Co., Ltd.	486,500	3,030,800
Meituan, B Shares *	304,400	14,035,694

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
NAURA Technology Group Co., Ltd., A Shares	24,800	766,233
NetEase, Inc.	134,125	3,055,913
NIO, Inc. ADR *	58,430	3,330,510
Offcn Education Technology Co., Ltd., A Shares	132,000	809,327
Ping An Insurance Group Co. of China Ltd., H Shares	385,000	4,534,445
Proya Cosmetics Co. Ltd, A Shares	24,700	710,519
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., A Shares	13,900	963,620
Shenzhou International Group Holdings Ltd.	63,000	1,228,595
Silergy Corp.	21,000	1,958,202
TAL Education Group ADR *	42,175	3,242,414
Tencent Holdings Ltd.	191,300	17,045,456
Tencent Music Entertainment Group ADR *	34,575	919,695
Times Neighborhood Holdings Ltd.	2,007,000	1,813,805
Topchoice Medical Corp., A Shares *	28,500	1,341,143
Trip.Com Group Ltd. ADR *	58,914	1,875,233
Venus MedTech Hangzhou, Inc., H Shares *	61,500	617,481
Weimob, Inc. *	210,000	600,919
Will Semiconductor Co., Ltd., A Shares	11,500	513,373
WuXi AppTec Co. Ltd., A Shares	40,500	1,041,526
Wuxi Biologics Cayman, Inc. *	313,000	4,382,601
		116,330,158

Denmark 1.7%
Alk-Abello A/S *	10,759	4,206,816
Chr. Hansen Holding A/S *	10,490	949,020
Coloplast A/S, Class B	9,138	1,364,009
DSV PANALPINA A/S	30,658	4,783,423
Genmab A/S *	11,374	4,528,494
Netcompany Group A/S *	22,169	2,068,123
Orsted A/S	13,194	2,505,897
Royal Unibrew A/S	26,102	2,576,665
		22,982,447

Finland 1.0%
Huhtamaki Oyj	65,833	3,228,163
Metso Outotec Oyj	488,009	4,869,375
Neste Oyj	55,106	3,881,698
UPM-Kymmene Oyj	54,700	1,954,540
		13,933,776

France 6.3%
Accor S.A. *	149,863	5,039,258
Airbus SE *	40,912	4,114,012
APERAM S.A.	90,133	3,901,323
BNP Paribas S.A. *	184,203	8,833,576
Bureau Veritas S.A. *	20,700	543,163
Coface S.A. *	299,285	2,944,183
Dassault Systemes SE	12,066	2,408,656
Elis S.A. *	152,282	2,293,566
EssilorLuxottica S.A.	10,200	1,442,868
Gaztransport Et Technigaz S.A.	41,699	3,798,311
Hermes International	3,076	3,138,554
Kering S.A.	10,998	7,218,350
Korian S.A. *	114,804	4,241,851
L'Oreal S.A.	11,383	4,004,540
LISI *	53,827	1,231,968
LVMH Moet Hennessy Louis Vuitton SE	7,767	4,695,889
Orpea S.A. *	2,324	321,551
Publicis Groupe S.A.	79,910	4,135,705
Security	Number of Shares	Value ($)
Rubis S.C.A.	98,917	4,477,160
Safran S.A. *	29,568	3,716,921
Sartorius Stedim Biotech	3,535	1,480,015
SOITEC *	23,674	4,759,356
Teleperformance	7,417	2,425,967
Valeo S.A.	65,413	2,435,134
Verallia S.A.	78,468	2,579,019
Worldline S.A. *	21,364	1,805,898
		87,986,794

Germany 8.5%
Allianz SE	34,470	7,790,531
Bayer AG (a)	146,081	8,841,236
Bayer AG (a)	542	32,818
Bayerische Motoren Werke AG	105,400	8,924,096
Carl Zeiss Meditec AG	8,640	1,350,303
CompuGroup Medical SE & Co. KgaA	9,103	898,073
Continental AG	51,335	7,184,537
Daimler AG	129,994	9,130,007
Delivery Hero SE *	48,616	7,384,033
Dermapharm Holding SE	45,826	3,228,840
Duerr AG	35,139	1,426,349
Fielmann AG *	70,683	6,137,367
flatexDEGIRO AG *	72,566	6,701,551
Fresenius Medical Care AG & Co. KGaA	51,700	4,182,470
Gerresheimer AG	18,824	2,004,548
HelloFresh SE *	12,912	1,090,318
Henkel AG & Co. KGaA	13,000	1,215,565
Hypoport SE *	1,010	686,990
Infineon Technologies AG	126,903	5,084,186
JOST Werke AG *	35,209	1,784,732
KION Group AG	13,291	1,147,547
LPKF Laser & Electronics AG	67,145	2,244,693
MTU Aero Engines AG	16,234	3,766,834
Nemetschek SE	7,731	544,279
Norma Group SE	36,086	1,803,361
Puma SE *	23,158	2,266,087
Sixt SE *	17,077	1,984,279
SMA Solar Technology AG *	30,203	2,202,953
Stabilus S.A.	31,980	2,393,726
Teamviewer AG *	25,038	1,294,828
ThyssenKrupp AG *(a)	405,800	4,705,019
ThyssenKrupp AG *(a)	600	6,995
Vonovia SE	29,079	1,941,604
Zalando SE *	56,544	6,483,389
		117,864,144

Hong Kong 1.9%
AIA Group Ltd.	419,400	5,056,599
ASM Pacific Technology Ltd.	200,500	2,911,537
Cafe De Coral Holdings Ltd.	1,140,000	2,340,508
HKBN Ltd.	2,457,983	3,555,852
Man Wah Holdings Ltd.	1,478,400	3,260,693
Melco International Development Ltd.	139,000	242,542
Minth Group Ltd.	700,000	3,195,133
SUNeVision Holdings Ltd.	3,312,000	2,994,708
Yue Yuen Industrial Holdings Ltd.	1,385,000	3,012,822
		26,570,394

India 1.1%
Ashok Leyland Ltd.	1,399,071	2,117,313
Axis Bank Ltd. *	412,124	3,734,789
Crompton Greaves Consumer Electricals Ltd.	40,914	239,337
Dr Lal PathLabs Ltd.	10,871	334,080
Havells India Ltd.	45,937	656,908

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
HDFC Bank Ltd. *	111,556	2,128,888
Indraprastha Gas Ltd.	268,736	1,893,611
Info Edge India Ltd.	9,848	588,112
Ipca Laboratories Ltd.	16,682	422,397
Pidilite Industries Ltd.	22,282	509,752
Reliance Industries Ltd.	122,179	3,074,744
Reliance Industries Ltd. - Partly Paid Up	6,876	90,859
		15,790,790

Indonesia 0.4%
PT Bank Central Asia Tbk	1,228,300	2,954,220
PT Bank Mandiri (Persero) Tbk	2,027,200	948,427
PT Bank Tabungan Negara (Persero) Tbk	11,139,300	1,239,803
		5,142,450

Ireland 0.7%
Glanbia plc	249,160	3,074,409
ICON plc *	10,185	2,075,805
Kingspan Group plc *	27,690	1,881,778
Ryanair Holdings plc *	10,000	172,009
Ryanair Holdings plc ADR *	29,121	2,768,534
		9,972,535

Israel 1.1%
CyberArk Software Ltd. *	5,415	867,754
Inmode Ltd *	80,698	4,749,884
Kornit Digital Ltd. *	50,859	4,609,606
Nova Measuring Instruments Ltd *	49,489	3,445,919
Wix.com Ltd. *	5,080	1,255,014
		14,928,177

Italy 1.4%
Amplifon S.p.A. *	19,656	779,136
Banca Farmafactoring S.p.A. *	246,564	1,356,923
Brunello Cucinelli S.p.A. *	11,556	462,583
Ferrari N.V.	15,220	3,167,112
Interpump Group S.p.A.	56,411	2,530,036
Intesa Sanpaolo S.p.A. *	4,604,400	10,038,077
Moncler S.p.A. *	10,533	593,557
		18,927,424

Japan 11.7%
Anritsu Corp.	173,200	4,267,415
Ariake Japan Co., Ltd.	21,400	1,387,539
Asahi Intecc Co., Ltd.	39,700	1,303,445
Asics Corp.	23,700	417,154
ASKUL Corp.	78,600	2,775,732
BASE, Inc. *	29,000	2,964,182
BayCurrent Consulting, Inc.	26,200	3,950,195
Benefit One, Inc.	26,900	762,491
Bengo4.com, Inc. *	4,700	522,178
CKD Corp.	126,400	2,871,903
Comture Corp.	95,800	2,655,734
Daikin Industries Ltd.	17,300	3,652,590
Digital Arts, Inc.	12,100	1,147,035
Disco Corp.	6,100	1,984,440
en-Japan, Inc.	243,800	6,982,972
GMO Payment Gateway, Inc.	6,900	983,037
Harmonic Drive Systems, Inc.	11,400	851,763
Hennge KK *	22,200	1,745,548
Hoya Corp.	19,000	2,431,124
IHI Corp.	154,700	2,709,142
Infomart Corp.	200,100	1,714,077
Invincible Investment Corp.	11,774	3,925,254
Security	Number of Shares	Value ($)
IR Japan Holdings Ltd.	15,000	2,505,873
Isetan Mitsukoshi Holdings Ltd.	68,800	422,996
JMDC, Inc. *	46,300	2,186,514
Kakaku.com, Inc.	84,800	2,456,019
Keyence Corp.	11,600	6,227,820
Komatsu Ltd.	72,700	1,991,943
Kyudenko Corp.	142,400	4,327,561
M3, Inc.	105,800	8,905,681
Mabuchi Motor Co., Ltd.	76,600	3,158,742
Matsumotokiyoshi Holdings Co., Ltd.	85,200	3,379,041
Menicon Co., Ltd.	26,200	1,576,804
Mercari, Inc. *	21,000	1,011,772
MISUMI Group, Inc.	59,900	1,950,339
MonotaRO Co., Ltd.	26,200	1,312,843
Musashi Seimitsu Industry Co., Ltd.	98,500	1,394,304
Nabtesco Corp.	99,700	4,472,343
Nextage Co., Ltd.	17,600	248,201
Nifco, Inc.	153,800	5,376,579
Nihon M&A Center, Inc.	29,800	1,725,684
Nihon Unisys Ltd.	74,000	2,808,143
Nippon Gas Co., Ltd.	80,500	3,884,057
Nomura Research Institute Ltd.	51,700	1,741,482
Olympus Corp.	70,900	1,281,927
Omron Corp.	40,500	3,588,161
Open House Co., Ltd.	104,400	4,202,416
PALTAC Corp.	7,800	405,319
Rakus Co., Ltd.	84,100	1,523,391
Resorttrust, Inc.	158,000	2,236,851
Ryohin Keikaku Co., Ltd.	140,400	3,357,079
SHIFT, Inc. *	31,100	3,820,417
SHO-BOND Holdings Co., Ltd.	84,100	3,659,451
SMC Corp.	7,100	4,296,654
Sushiro Global Holdings Ltd.	20,500	701,274
Systena Corp.	217,100	4,089,941
TechnoPro Holdings, Inc.	10,000	761,427
The Japan Steel Works Ltd.	133,900	3,720,171
TIS, Inc.	48,800	1,085,149
Toyota Motor Corp.	40,400	2,833,487
UT Group Co., Ltd. *	47,100	1,444,483
Zeon Corp.	350,000	5,619,264
		163,696,553

Luxembourg 0.1%
Eurofins Scientific SE *	15,296	1,468,213

Mexico 0.3%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. *	349,514	2,062,915
Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR *	3,611	565,880
Grupo Televisa S.A.B. ADR *	253,900	1,906,789
		4,535,584

Netherlands 4.1%
Adyen N.V. *	4,139	8,646,475
Alfen Beheer BV *	23,602	2,311,765
ASM International N.V.	15,173	3,886,839
ASML Holding N.V.	35,293	18,841,301
B&S Group Sarl *	257,065	2,168,800
Basic-Fit N.V. *	61,350	2,103,248
BE Semiconductor Industries N.V.	61,625	4,236,940
Boskalis Westminster N.V. *	103,082	2,895,976
Euronext N.V.	6,144	661,689
EXOR N.V.	59,400	4,402,825
IMCD N.V.	6,154	763,736

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Marel Hf	601,195	3,939,732
OCI N.V. *	134,307	2,786,524
		57,645,850

Norway 0.9%
Bakkafrost P/F *	47,242	3,326,333
Elkem A.S.A.	392,603	1,192,730
Fjordkraft Holding A.S.A.	446,227	3,790,054
LINK Mobility Group Holding A.S.A. *	233,147	1,353,881
NEL A.S.A. *	541,658	1,913,078
Scatec A.S.A.	5,475	207,169
Tomra Systems A.S.A.	27,775	1,271,165
		13,054,410

Panama 0.1%
Copa Holdings S.A., Class A	24,709	1,911,735

Poland 0.3%
Allegro.eu S.A. *	40,899	806,990
Dino Polska S.A. *	38,658	2,714,824
InPost S.A. *	38,737	930,783
		4,452,597

Portugal 0.0%
Banco Espirito Santo S.A. *(b)	42,176	—

Republic of Korea 1.4%
Hugel, Inc. *	17,362	3,038,781
Kakao Corp.	5,116	2,009,802
Mando Corp. *	31,673	1,949,370
NAVER Corp.	7,605	2,320,522
Samsung Electronics Co., Ltd.	1,300	95,039
Samsung SDI Co., Ltd.	4,216	2,754,315
SK Materials Co., Ltd.	15,933	4,379,751
Zinus, Inc. *	27,352	2,479,969
		19,027,549

Russia 0.1%
Yandex N.V., Class A *	25,622	1,604,962

Singapore 1.2%
CapitaLand Integrated Commercial Trust	723,100	1,155,260
ESR-REIT	9,273,390	2,739,315
NetLink NBN Trust	4,076,400	2,924,351
SATS Ltd. *	1,033,600	2,983,681
Sheng Siong Group Ltd.	3,567,100	4,338,001
SPH REIT	4,379,800	2,739,910
		16,880,518

South Africa 0.4%
Naspers Ltd., N Shares	23,520	5,440,863

Spain 0.5%
Amadeus IT Group S.A. *	88,954	5,679,110
Solaria Energia y Medio Ambiente S.A. *	21,813	561,270
		6,240,380

Security	Number of Shares	Value ($)
Sweden 5.4%
AAK AB	158,316	3,094,406
AddTech AB, B Shares	177,087	2,347,614
AF POYRY AB *	77,958	2,132,551
Atlas Copco AB, A Shares	101,943	5,530,747
Atlas Copco AB, B Shares	19,995	936,166
Beijer Ref AB	17,025	706,232
BHG Group AB *	251,190	4,700,712
Bravida Holding AB	281,327	3,386,845
Embracer Group AB *	66,241	1,493,184
Evolution Gaming Group AB	24,521	2,386,210
Hennes & Mauritz AB, B Shares *	190,100	4,064,217
Hexagon AB, B Shares	49,725	4,333,341
Indutrade AB *	55,387	1,135,129
Investment AB Latour, B Shares	34,005	762,119
Kinnevik AB, B Shares *	36,182	1,775,067
Lifco AB, B Shares	44,424	4,078,070
Nibe Industrier AB, B Shares	34,066	1,137,102
Nolato AB, B Shares *	7,636	706,748
Nordic Entertainment Group AB, B Shares *	50,780	2,658,015
Samhallsbyggnadsbolaget i Norden AB	1,019,649	3,339,314
Sinch AB *	26,667	3,915,341
SKF AB, B Shares	94,200	2,578,214
Spotify Technology S.A. *	14,801	4,662,315
Stillfront Group AB *	481,176	5,104,670
Sweco AB, B Shares	34,473	574,362
Trelleborg AB, B Shares *	212,045	4,795,883
Vitrolife AB *	14,152	374,028
Volvo AB, B Shares *	122,100	3,008,377
		75,716,979

Switzerland 5.6%
Belimo Holding AG	73	562,564
Burckhardt Compression Holding AG	9,838	3,398,892
Cembra Money Bank AG	19,168	2,082,548
Cie Financiere Richemont S.A.	22,500	2,089,891
Comet Holding AG	1,811	413,679
Credit Suisse Group AG	762,353	10,000,214
Daetwyler Holding AG	7,348	2,109,853
Glencore plc *	3,374,300	11,263,837
LafargeHolcim Ltd. *	44,964	2,431,460
Logitech International S.A.	18,531	1,924,602
Lonza Group AG	6,375	4,071,709
Novartis AG	33,100	2,997,043
Partners Group Holding AG	2,041	2,409,995
Roche Holding AG	7,455	2,572,808
Siegfried Holding AG *	326	235,800
SIG Combibloc Group AG *	208,428	4,947,009
Sika AG	15,822	4,305,352
Softwareone Holding AG *	21,395	668,090
Stmicroelectronics N.V.	74,531	2,987,830
Straumann Holding AG	1,983	2,198,014
Tecan Group AG	5,951	2,879,312
Temenos AG	9,505	1,200,214
The Swatch Group AG - Bearer Shares	7,340	2,114,296
u-blox Holding AG *	12,775	1,004,552
VAT Group AG	3,664	1,017,270
Zur Rose Group AG *	14,433	6,618,616
		78,505,450

Taiwan 2.7%
Accton Technology Corp.	402,000	3,858,845
Advanced Wireless Semiconductor Co.	414,000	2,274,859
Advantech Co., Ltd.	36,000	443,922
Alchip Technologies Ltd.	100,000	2,935,182

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
ASMedia Technology, Inc.	7,000	473,441
ASPEED Technology, Inc.	35,000	2,480,524
Chailease Holding Co., Ltd.	616,714	3,408,681
Genius Electronic Optical Co., Ltd.	64,000	1,096,539
Globalwafers Co., Ltd.	36,000	790,833
Gourmet Master Co., Ltd.	390,000	1,768,214
Land Mark Optoelectronics Corp.	218,000	2,118,972
MediaTek, Inc.	163,000	5,091,085
Merida Industry Co., Ltd.	119,000	1,124,291
Nien Made Enterprise Co., Ltd.	199,000	2,619,656
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	62,435	7,587,101
		38,072,145

Thailand 0.4%
Airports of Thailand plc	197,300	392,227
Carabao Group plc	111,200	540,581
Sea Ltd. ADR *	19,650	4,258,352
		5,191,160

United Kingdom 12.8%
3i Group plc	74,350	1,126,664
Abcam plc	18,935	430,148
Ashtead Group plc	98,076	4,922,126
ASOS plc *	54,170	3,309,777
Assura plc	766,466	759,045
Avast plc	127,230	820,344
AVEVA Group plc	25,874	1,284,108
Big Yellow Group plc	39,952	602,874
boohoo Group plc *	569,471	2,632,642
Bunzl plc	24,500	786,442
Cineworld Group plc *	1,246,043	1,306,100
CNH Industrial N.V. *	647,770	8,254,150
Coats Group plc *	3,558,969	2,986,942
Compass Group plc *	271,582	4,851,207
ContourGlobal plc	1,228,796	3,356,562
Croda International plc	20,202	1,735,728
Diploma plc	166,611	5,264,676
Dr. Martens plc *	333,599	2,056,863
Electrocomponents plc	389,263	4,661,920
Endava plc *	57,590	4,553,065
Equiniti Group plc *	1,477,311	2,352,461
Experian plc	74,723	2,611,764
Fevertree Drinks plc	78,736	2,633,354
Forterra plc *	429,189	1,528,939
Future plc	148,382	3,515,258
G4S plc *	417,700	1,482,548
Games Workshop Group plc	13,489	1,903,436
Halma plc	72,170	2,432,577
Hill & Smith Holdings plc	172,060	3,176,033
HomeServe plc	127,230	1,813,757
Howden Joinery Group plc *	327,602	3,003,754
IMI plc	72,167	1,228,181
Intermediate Capital Group plc	272,835	6,328,199
Intertek Group plc	17,306	1,303,370
IWG plc *	691,486	2,955,525
JD Sports Fashion plc *	170,363	1,734,211
JET2 plc *	145,609	2,621,245
Liberty Global plc, Class A *	172,600	4,166,564
Liberty Global plc, Class C *	26,239	633,934
Lloyds Banking Group plc *	23,400,500	10,500,531
London Stock Exchange Group plc	24,727	2,935,466
Natwest Group plc *	1,805,818	3,625,482
Ocado Group plc *	82,118	3,117,265
Prudential plc	249,600	3,993,454
Renishaw plc *	8,528	698,641
Rentokil Initial plc *	286,783	1,946,348
Security	Number of Shares	Value ($)
Rolls-Royce Holdings plc *	1,837,933	2,293,733
Rotork plc	202,472	897,937
S4 Capital plc *	208,215	1,412,165
Schroders plc	76,393	3,562,471
Schroders plc, Non-Voting Shares	1,100	34,891
Segro plc	145,658	1,895,662
Signature Aviation plc *	515,741	2,897,537
Smiths Group plc	74,800	1,444,691
Softcat plc	29,109	599,391
Spectris plc	82,763	3,428,909
Spirax-Sarco Engineering plc	13,038	1,971,220
SSP Group plc	490,106	1,938,596
The Weir Group plc *	172,391	4,453,895
Trainline plc *	109,717	610,994
Tritax Big Box REIT plc	2,177,897	5,484,844
Ultra Electronics Holdings plc	114,541	3,120,517
Vesuvius plc	276,538	1,880,884
Victrex plc	147,564	4,717,322
WH Smith plc *	130,277	2,720,373
WPP plc	343,000	3,584,220
		178,893,932

United States 1.4%
Amazon.com, Inc. *	465	1,490,883
Illumina, Inc. *	12,414	5,293,826
Moderna, Inc. *	5,385	932,467
NVIDIA Corp.	2,119	1,101,011
Tesla, Inc. *	13,647	10,829,304
		19,647,491
Total Common Stock
(Cost $904,547,099)		1,312,580,535

Preferred Stock 0.3% of net assets

Brazil 0.2%
Randon SA Implementos e Participacoes	1,238,400	3,148,398

Germany 0.1%
Henkel AG & Co. KGaA	5,100	528,215
Total Preferred Stock
(Cost $3,401,010)		3,676,613

Warrants 0.0% of net assets

Switzerland 0.0%
Cie Financiere Richemont S.A. expires 11/23/22 *	71,200	23,181
Total Warrants
(Cost $—)		23,181

Other Investment Company 2.7% of net assets

Money Market Fund 2.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (c)	38,038,799	38,038,799
Total Other Investment Company
(Cost $38,038,799)		38,038,799

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 03/19/21	640	67,696,000	(1,152,421)
Settlement Date	Counterparty	Currency to be Received	Amount of Currency to be Received	Currency to be Delivered	Amount of Currency to be Delivered	Unrealized Appreciation ($)
Forward Foreign Currency Exchange Contract
06/16/2021	State Street Bank & Trust Co.	USD	3,146,279	CHF	2,776,000	17,733
*	Non-income producing security.
(a)	Securities are traded on separate exchanges for the same entity.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

ADR –	American Depositary Receipt
CVA –	Dutch Certificate
REIT –	Real Estate Investment Trust

CHF –	Swiss franc
USD –	U.S. dollar

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$—	$400,814,911	$—	$400,814,911
Argentina	15,734,794	—	—	15,734,794
Australia	2,084,099	57,125,864	—	59,209,963
Brazil	13,610,227	—	—	13,610,227
Canada	75,401,987	—	—	75,401,987
China	23,902,580	92,427,578	—	116,330,158
France	2,711,983	85,274,811	—	87,986,794
Germany	19,875,667	97,988,477	—	117,864,144
Ireland	6,726,117	3,246,418	—	9,972,535
Israel	14,928,177	—	—	14,928,177
Mexico	4,535,584	—	—	4,535,584
Netherlands	6,042,980	51,602,870	—	57,645,850
Norway	1,353,881	11,700,529	—	13,054,410
Panama	1,911,735	—	—	1,911,735
Poland	1,737,773	2,714,824	—	4,452,597
Portugal	—	—	—*	—
Russia	1,604,962	—	—	1,604,962
Sweden	10,707,175	65,009,804	—	75,716,979
Taiwan	7,587,101	30,485,044	—	38,072,145
Thailand	5,191,160	—	—	5,191,160

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
United Kingdom	$17,449,923	$161,444,009	$—	$178,893,932
United States	19,647,491	—	—	19,647,491
Preferred Stock[1]	—	528,215	—	528,215
Brazil	3,148,398	—	—	3,148,398
Warrants[1]	23,181	—	—	23,181
Other Investment Company[1]	38,038,799	—	—	38,038,799
Forward Foreign Currency Exchange Contracts[2]	—	17,733	—	17,733
Liabilities
Futures Contracts[2]	(1,152,421)	—	—	(1,152,421)
Total	$292,803,353	$1,060,381,087	$—	$1,353,184,440
*	Level 3 amount shown includes securities determined to have no value at January 31, 2021.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts and forward foreign currency exchange contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Laudus International MarketMasters Fund
Notes to Portfolio Holdings

Under procedures approved by the fund’s Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•  Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the Net Asset Value (NAV) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.
•  Futures contracts and forward foreign currency exchange contracts (forwards): Futures contracts are valued at their settlement prices as of the close of their exchanges. Forwards are valued based on that day’s forward exchange rates or by using an interpolated forward exchange rate for contracts with interim settlement dates.
•   Underlying funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and

Laudus International MarketMasters Fund
Notes to Portfolio Holdings (continued)

provincial obligations. In addition, international securities whose markets close hours before the fund values its holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•  Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87632JAN21